SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

09-02    GF     8000     5.7623       6.98	       Weeden & Co.
09-03   " "     2000     5.8440       7.08              " "
09-04   " "     6000     5.8983       7.11		  " "
09-05   " "     3200     5.8200       7.22		  " "
09-08   " "     3900     5.8772       7.30              " "
09-09   " "     3000     5.8487       7.29              " "
09-10   " "     5000     5.7700       7.15              " "
09-11   " "     4000     5.7973       7.14              " "
09-12   " "     5000     5.8360       7.19              " "
09-15   " "     4500     5.9200       7.25              " "
09-16   " "     4000     5.9748       7.23              " "
09-17   " "     5000     5.9352       7.29              " "
09-18   " "     2200     6.0327       7.31              " "
09-19   " "     3000     6.0900       7.40              " "
09-22   " "     5000     6.0000       7.29              " "
09-24   " "     8000     5.9600       7.18              " "
09-25   " "     7000     5.9494       7.19              " "
09-26   " "     3200     5.8600       7.11              " "
09-29   " "      300     5.9200       7.16              " "
09-30   " "     8800     5.8811       7.22              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/9/03